Intangible Assets - Components of Intangible Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	¥ 4,171,361
Amortization	(421,864)	¥ (455,420)	¥ (178,617)
Impairment losses	(16,635)	(48,077)	(8,698)
Ending balance	3,909,106	4,171,361
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,779,939	6,045,520
Additions	116,964	105,334
Disposals and other decreases	(10,766)	(35,830)
Reclassification to assets held for sale (Note 19)	(86,719)	(179,871)
Deconsolidation	4
Foreign currency translation differences	117,072	(155,214)
Ending balance	5,916,486	5,779,939	6,045,520
Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,608,578)	(1,294,351)
Amortization	(433,614)	(444,874)
Impairment losses	(16,635)	(48,077)
Disposals and other decreases	8,354	33,386
Reclassification to assets held for sale (Note 19)	39,791	96,608
Deconsolidation	(20)
Foreign currency translation differences	3,322	48,730
Ending balance	(2,007,380)	(1,608,578)	(1,294,351)
Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,171,361	4,751,169
Ending balance	3,909,106	4,171,361	4,751,169
Software | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	164,920	160,237
Additions	32,930	28,274
Disposals and other decreases	(10,659)	(20,078)
Reclassification to assets held for sale (Note 19)	(806)	(83)
Deconsolidation	4
Foreign currency translation differences	12,484	(3,430)
Ending balance	198,865	164,920	160,237
Software | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(78,560)	(62,943)
Amortization	(28,346)	(32,771)
Impairment losses	(39)	(4,731)
Disposals and other decreases	8,354	19,784
Reclassification to assets held for sale (Note 19)	531	0
Deconsolidation	(20)
Foreign currency translation differences	(5,314)	2,101
Ending balance	(103,394)	(78,560)	(62,943)
Software | Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	86,360	97,294
Ending balance	95,471	86,360	97,294
Intangible assets associated with products | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,603,253	5,862,950
Additions	84,034	77,016
Disposals and other decreases	(106)	(5,179)
Reclassification to assets held for sale (Note 19)	(85,913)	(179,788)
Deconsolidation	0
Foreign currency translation differences	104,767	(151,746)
Ending balance	5,706,035	5,603,253	5,862,950
Intangible assets associated with products | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,529,583)	(1,220,429)
Amortization	(405,268)	(412,074)
Impairment losses	(16,596)	(43,346)
Disposals and other decreases	0	3,029
Reclassification to assets held for sale (Note 19)	39,260	96,608
Deconsolidation	0
Foreign currency translation differences	8,636	46,629
Ending balance	(1,903,551)	(1,529,583)	(1,220,429)
Intangible assets associated with products | Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,073,670	4,642,521
Ending balance	3,802,484	4,073,670	4,642,521
Other | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,766	22,333
Additions	0	44
Disposals and other decreases	(1)	(10,573)
Reclassification to assets held for sale (Note 19)	0	0
Deconsolidation	0
Foreign currency translation differences	(179)	(38)
Ending balance	11,586	11,766	22,333
Other | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(435)	(10,979)
Amortization	0	(29)
Impairment losses	0	0
Disposals and other decreases	0	10,573
Reclassification to assets held for sale (Note 19)	0	0
Deconsolidation	0
Foreign currency translation differences	0	0
Ending balance	(435)	(435)	(10,979)
Other | Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,331	11,354
Ending balance	¥ 11,151	¥ 11,331	¥ 11,354